Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Units, shares being issued to the underwriters of the IPO, and units that may be issued on conversion of Working Capital Loans (and in each case holders of their component securities, as applicable) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable Lock-up period, which occurs (i) in the case of the Founder Shares, on the earlier of (A) six months after the completion of the initial business combination or (B) subsequent to the initial business combination, (x) if the last sale price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the initial business combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the completion of the initial business combination that results in all of the Company’s public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property, and (ii) in the case of the Private Placement Units, including the component securities therein, until the completion of the initial business combination.
Notwithstanding the above, the shares to be issued to the underwriters in the IPO will be further subject to the limitations on registration requirements imposed by FINRA Rule 5110(g)(8). The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters had a 45-day option from the date of the IPO to purchase up to an additional 3,000,000 Units to cover over-allotments, if any, which expired unexercised on September 12, 2025.
The underwriters were paid a cash underwriting discount of two percent (2%) of the gross proceeds of the IPO, or $4,000,000, of which $2,000,000 were invested in the purchase of Private Placement Units, upon the closing of the IPO. In addition, the underwriters will be entitled to a deferred fee of up to $0.40 per Unit, or 4% of the gross proceeds of the offering, or up to $8,000,000 in the aggregate (or $9,200,000 in the aggregate if the underwriter’s over-allotment option is exercised in full), payable based on the funds remaining in the Trust Account after redemptions of Public Shares, solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. The Company recorded the deferred underwriting fee payable in the balance sheet as of July 31, 2025, by referring to ASC 450 that deferred underwriter fees should be recognized upon the close of IPO if the Business Combination is probable of occurring, and the underwriter fee can be reasonably estimated.
Business Combination Agreement
On November 26, 2025, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with A Paradise Merger Sub I, Inc., a Cayman Islands exempted company and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Enhanced Ltd, a Cayman Islands exempted company with limited liability (“Enhanced”).The Business Combination Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Business Combination Agreement, the “Enhanced Business Combination”), following the Acquiror Domestication (as defined below):
•at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), upon the terms and subject to the conditions of the Business Combination Agreement and in accordance with the Companies Act (as revised) of the Cayman Islands (“Cayman Companies Act”) and the Texas Business Organizations Code (“TBOC”), Merger Sub will merge with and into Enhanced, the separate corporate existence of Merger Sub will cease and Enhanced will be the surviving company and a wholly owned subsidiary of the Company (the “First Merger”) and immediately following the First Merger, Enhanced will merge with and into the Company, the separate corporate existence of Enhanced will cease and the Company will be the surviving corporation (together with the First Merger, the “Mergers”); and
•as a result of the Mergers, among other things, all outstanding shares of common stock (inclusive of shares of converted preferred stock and issuable in respect of the SAFE financing described below) of Enhanced immediately prior to the effective time of the First Merger will be cancelled in exchange for the right to receive, except with respect to (i) any shares of common stock of Enhanced subject to options or consultant awards, (ii) any shares of common stock of Enhanced held in the treasury of Enhanced, which treasury shares will be cancelled as part of the First Merger, and (iii) any shares of common stock of Enhanced held by shareholders who have perfected and not withdrawn a demand for appraisal rights pursuant to the applicable provisions of the Cayman Companies Act, a number of shares of A Paradise Domesticated Class A Common Stock (as defined below), as adjusted in accordance with the Business Combination Agreement and as further described therein. In addition, at the First Merger, certain holders designated by Apeiron Investment Group Limited (the “Class B Holders”) will be issued a number of shares of the Company’s Class B ordinary shares such that, immediately after the Closing, the Class B Holders will have at least 95% of the voting power of the capital stock of the surviving corporation on a fully-diluted basis.
The Board of Directors of the Company (the “Board”) has unanimously (i) approved and declared advisable the Business Combination Agreement, the Enhanced Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Business Combination Agreement and related matters by the shareholders of the Company.
Prior to the Closing, subject to the approval of the Company’s shareholders, and in accordance with the TBOC, the BVI Business Companies Act, 2004 (the “BVI Act”), and the Company’s memorandum and articles of association, the Company will effect a deregistration under the BVI Act and a domestication under the TBOC (by means of filing a certificate of conversion and certificate of formation with the Secretary of State of the State of Texas), pursuant to which the Company’s jurisdiction of incorporation will be changed from the British Virgin Islands to the State of Texas (the “Acquiror Domestication”). Upon the effective time of the Acquiror Domestication, the Company will change its name to “Enhanced Group Inc.”.
Immediately prior to the effective time of the Acquiror Domestication, each then issued and outstanding Class B ordinary share of the Company will convert automatically, on a one-for-one basis, into a Class A ordinary share of the Company (the “Converted Acquiror Class A Common Stock”). At the effective time of the Acquiror Domestication, (a) each then issued and outstanding Class A ordinary share of the Company (including the Converted Acquiror Class A Common Stock) will convert automatically, on a one-for-one basis, into a share of the Company’s Class A common stock, par value $0.0001 per share, of the Company (after the Acquiror Domestication) (the “Domesticated Acquiror Class A Common Stock” or “Enhanced Group Class A common stock”); (b) the Company will authorize a new class of Class B common stock, par value $0.0001 per share (the “Domesticated Acquiror Class B Common Stock” or “Enhanced Group Class B common stock”), the terms of which will provide, among other things, that each share of Domesticated Acquiror Class B Common Stock will carry ten votes; (c) each then issued and outstanding unit of the Company (the “BVI Acquiror Units”) will convert automatically into a domesticated Acquiror unit representing one share of Domesticated Acquiror Class A Common Stock and a right to receive one-eighth of one share of Domesticated Acquiror Class A Common Stock at the Closing; and (d) each then issued and outstanding right of the Company (the “BVI Acquiror Right”) will convert automatically into a domesticated Acquiror right, with each domesticated Acquiror right representing the right to receive one-eighth of one Domesticated Acquiror Class A Common Stock at the Closing.
The Business Combination Agreement contains customary representations, warranties and covenants of the parties thereto. The consummation of the Enhanced Business Combination is subject to certain conditions as further described in the Business Combination Agreement.
A Paradise Holders Support Agreement
In connection with the execution of the Business Combination Agreement, the Company entered into an acquiror holder support agreement (the “A Paradise Holders Support Agreement”), dated as of November 26, 2025, between the Company, Enhanced and the Sponsor (the “Major A Paradise Shareholder”). Under the A Paradise Holder Support Agreement, the Major A Paradise Shareholder agrees that, among other things, (i) the Major A Paradise Shareholder will not to sell or transfer their shares until the earlier to occur of the Second Effective Time and the termination of the Business Combination Agreement, and (ii) that at any meeting of the shareholders and in any action by written consent of the shareholders, the Major A Paradise Shareholder will vote all of its shares for the Enhanced Business Combination and related transactions.
Enhanced Holders Support Agreement
In connection with the execution of the Business Combination Agreement, the Company entered into the Enhanced holders support agreement (the “Enhanced Holder Support Agreement”), dated as of November 26, 2025, among certain shareholders of Enhanced (the “Major Enhanced Stockholders”). Under the Enhanced Holder Support Agreement, the Major Enhanced Stockholders agree, among other things, not to sell or transfer their shares until the earlier to occur of the Second Effective Time and the termination of the Business Combination Agreement, and that at any meeting of the shareholders and in any action by written consent of the shareholders, such Major Enhanced Stockholders will vote all of their shares for the Enhanced Business Combination and related transactions.